Investment (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Subsidiaries [member]
Reserve Quantities [Line Items]
Balance of investment at December 31, 2020	R$ 1
Capital increase	1,211,789
Balance of investment at November 16, 2021		R$ 1
Equity in earnings until October 2021	(318)
Write-off of investment	(1,211,472)
Associates [member]
Reserve Quantities [Line Items]
Balance of investment at December 31, 2020	1,601,703
Revaluation of minority interest at fair value		1,612,957
Share of loss - November 2021 and December 2021		(11,254)
Balance of investment at December 31, 2021		1,601,703
Fiber Co [Member]
Reserve Quantities [Line Items]
Balance of investment at December 31, 2020	1,601,703
Net identifiable assets at fair value
Capital increase
Equity in earnings and amortization of surplus	(61,587)
Balance of investment at November 16, 2021	R$ 1,540,116	R$ 1,601,703